Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT3-0924
1.9867768.108
Common Stocks - 98.6%
	Shares	Value ($)
Australia - 7.4%
Ampol Ltd.	119,225	2,609,562
ANZ Group Holdings Ltd.	1,509,896	28,683,868
APA Group unit	647,816	3,350,987
Aristocrat Leisure Ltd.	287,040	10,177,626
ASX Ltd.	97,344	4,135,867
Aurizon Holdings Ltd.	921,847	2,242,572
BHP Group Ltd.	2,546,942	70,741,177
BlueScope Steel Ltd.	222,495	3,224,293
Brambles Ltd.	699,151	7,114,184
CAR Group Ltd.	179,834	4,098,445
Cochlear Ltd.	32,880	7,418,362
Coles Group Ltd.	672,847	7,964,150
Commonwealth Bank of Australia	840,500	75,570,687
Computershare Ltd.	268,794	4,860,257
Dexus unit unit	539,862	2,478,360
Endeavour Group Ltd.	763,603	2,741,476
Fortescue Ltd.	850,385	10,493,782
Glencore PLC	5,208,392	28,900,542
Goodman Group unit	858,322	19,701,618
Insurance Australia Group Ltd.	1,198,919	5,801,845
Macquarie Group Ltd.	182,808	25,081,022
Medibank Private Ltd.	1,381,037	3,594,454
Mineral Resources Ltd.	88,186	3,130,286
Mirvac Group unit	1,980,122	2,771,088
National Australia Bank Ltd.	1,557,792	39,302,143
Northern Star Resources Ltd.	576,985	5,312,656
Orica Ltd.	243,618	2,861,279
Origin Energy Ltd.	870,189	5,969,440
Pilbara Minerals Ltd. (a)	1,434,998	2,749,562
Pro Medicus Ltd.	28,826	2,709,986
Qantas Airways Ltd. (b)	400,702	1,692,772
QBE Insurance Group Ltd.	754,043	8,915,364
Ramsay Health Care Ltd.	92,369	2,807,007
REA Group Ltd.	26,565	3,554,696
Reece Ltd.	113,315	2,048,189
Rio Tinto Ltd.	186,433	14,322,910
Rio Tinto PLC	566,135	36,817,413
Santos Ltd.	1,630,384	8,499,040
Scentre Group unit	2,609,031	5,920,430
SEEK Ltd.	178,785	2,568,654
Seven Group Holdings Ltd.	99,834	2,557,923
Sonic Healthcare Ltd.	229,324	4,156,079
South32 Ltd.	2,274,270	4,561,494
Stockland Corp. Ltd. unit	1,198,398	3,604,985
Suncorp Group Ltd.	638,706	7,438,913
Telstra Group Ltd.	2,031,455	5,234,172
The GPT Group	961,286	2,910,571
The Lottery Corp. Ltd.	1,115,502	3,625,528
Transurban Group unit	1,553,185	13,214,326
Treasury Wine Estates Ltd.	407,213	3,288,767
Vicinity Centres unit	1,943,442	2,681,628
Washington H. Soul Pattinson & Co. Ltd.	117,540	2,728,718
Wesfarmers Ltd.	569,909	27,448,765
Westpac Banking Corp.	1,743,834	33,983,331
WiseTech Global Ltd.	83,704	5,203,416
Woodside Energy Group Ltd.	953,464	17,290,896
Woolworths Group Ltd.	613,617	13,843,982
TOTAL AUSTRALIA		636,711,545
Austria - 0.2%
Erste Group Bank AG	168,917	8,789,525
Mondi PLC	221,636	4,332,272
OMV AG	73,834	3,092,395
Verbund AG	34,426	2,757,058
Voestalpine AG	53,833	1,378,450
TOTAL AUSTRIA		20,349,700
Belgium - 0.8%
Ageas	80,260	3,834,062
Anheuser-Busch InBev SA NV	451,439	26,803,823
D'ieteren Group	10,796	2,481,675
Elia Group SA/NV	15,039	1,560,864
Groupe Bruxelles Lambert SA	44,265	3,305,500
KBC Group NV	125,748	9,749,543
Lotus Bakeries SA	205	2,227,487
Sofina SA	7,733	1,827,798
Syensqo SA	37,211	3,291,398
UCB SA	63,495	10,627,156
Umicore SA	105,088	1,443,289
Warehouses de Pauw	88,427	2,400,159
TOTAL BELGIUM		69,552,754
Brazil - 0.0%
Yara International ASA	83,116	2,369,171
Burkina Faso - 0.0%
Endeavour Mining PLC	92,247	2,051,575
Chile - 0.1%
Antofagasta PLC	197,980	5,141,166
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	1,854,000	5,398,606
Prosus NV	711,815	24,830,458
SITC International Holdings Co. Ltd.	672,000	1,496,611
Wharf Holdings Ltd.	536,000	1,471,576
Wilmar International Ltd.	966,200	2,298,583
TOTAL CHINA		35,495,834
Denmark - 3.7%
A.P. Moller - Maersk A/S:
Series A	1,496	2,429,910
Series B	2,273	3,760,313
Carlsberg A/S Series B	47,964	5,791,988
Coloplast A/S Series B	63,349	8,235,406
Danske Bank A/S	346,182	10,593,207
Demant A/S (b)	49,903	1,910,606
DSV A/S	85,988	15,762,513
Genmab A/S (b)	33,198	9,377,494
Novo Nordisk A/S Series B	1,638,633	217,107,240
Novonesis (NOVOZYMES) B Series B	187,364	11,928,648
ORSTED A/S (b)(c)	95,238	5,668,370
Pandora A/S	41,099	6,443,139
Rockwool International A/S Series B	4,664	2,061,646
Tryg A/S	175,454	3,842,207
Vestas Wind Systems A/S (b)	507,139	12,550,192
TOTAL DENMARK		317,462,879
Finland - 1.0%
Elisa Corp. (A Shares)	71,305	3,319,846
Fortum Corp.	226,731	3,481,937
Kesko Oyj	137,057	2,477,110
Kone OYJ (B Shares)	170,690	8,711,832
Metso Corp.	311,765	3,164,209
Neste OYJ	212,372	4,286,268
Nokia Corp.	2,676,405	10,518,017
Nordea Bank Abp (Helsinki Stock Exchange)	1,584,071	18,536,381
Orion Oyj (B Shares)	54,112	2,487,158
Sampo Oyj (A Shares)	226,619	9,925,608
Stora Enso Oyj (R Shares)	292,056	3,647,536
UPM-Kymmene Corp.	268,011	8,855,376
Wartsila Corp.	252,273	5,202,443
TOTAL FINLAND		84,613,721
France - 9.3%
Accor SA	97,203	3,741,891
Aeroports de Paris SA	17,378	2,285,092
Air Liquide SA	55,880	10,195,784
Air Liquide SA	234,000	42,695,303
Airbus Group NV	298,404	45,156,504
Alstom SA	173,578	3,400,848
Amundi SA (c)	30,849	2,255,247
Arkema SA	30,106	2,723,873
AXA SA	912,003	32,020,277
bioMerieux SA	20,814	2,200,785
BNP Paribas SA	518,493	35,523,904
Bollore SA	356,860	2,224,580
Bouygues SA	95,035	3,285,081
Bureau Veritas SA	159,517	5,006,481
Capgemini SA	77,996	15,484,037
Carrefour SA	284,672	4,246,521
Compagnie de St.-Gobain	228,868	19,633,615
Compagnie Generale des Etablissements Michelin SCA Series B	340,983	13,499,134
Covivio	25,324	1,308,405
Credit Agricole SA	531,084	8,059,449
Danone SA	323,487	21,015,367
Dassault Aviation SA	9,917	1,997,351
Dassault Systemes SA	336,115	12,741,707
Edenred SA	125,265	5,220,725
Eiffage SA	36,855	3,673,530
Engie SA	177,100	2,784,042
Engie SA	743,324	11,685,177
EssilorLuxottica SA	148,184	33,950,781
Eurazeo SA	22,845	1,799,907
Gecina SA	23,087	2,291,208
Getlink SE	151,793	2,706,480
Hermes International SCA	15,902	34,815,708
Ipsen SA	18,897	2,126,933
Kering SA	37,377	11,479,897
Klepierre SA	108,197	3,100,707
L'Oreal SA	97,550	42,185,290
L'Oreal SA	23,300	10,076,035
La Francaise des Jeux SAEM (c)	52,630	2,044,822
Legrand SA	132,683	14,335,991
LVMH Moet Hennessy Louis Vuitton SE	138,474	97,674,354
Orange SA	934,823	10,373,985
Pernod Ricard SA	102,745	13,788,276
Publicis Groupe SA	114,895	11,994,635
Remy Cointreau SA	11,565	912,545
Remy Cointreau SA rights (b)(d)	11,565	25,032
Renault SA	96,487	4,682,330
Rexel SA	112,994	2,876,208
Safran SA	171,685	37,717,937
Sartorius Stedim Biotech	14,653	2,932,976
SEB SA	12,483	1,250,325
Societe Generale Series A	362,657	9,406,229
Sodexo SA	44,357	4,202,870
Teleperformance	27,076	3,492,918
Thales SA	47,516	7,556,785
TotalEnergies SE	1,078,695	72,775,608
Unibail-Rodamco-Westfield NV	59,335	4,450,121
Veolia Environnement SA	347,591	10,919,124
VINCI SA	251,660	28,718,930
Vivendi SA	361,541	3,862,694
TOTAL FRANCE		804,592,351
Germany - 8.0%
adidas AG	81,322	20,356,883
Allianz SE	196,723	55,410,065
BASF AG	448,192	20,866,551
Bayer AG	493,238	14,674,176
Bayerische Motoren Werke AG (BMW)	160,645	14,899,690
Bechtle AG	40,953	1,811,858
Beiersdorf AG	50,641	7,354,995
Brenntag SE	65,211	4,645,221
Carl Zeiss Meditec AG	20,181	1,383,620
Commerzbank AG	528,938	8,638,167
Continental AG	55,205	3,384,280
Covestro AG (b)(c)	94,911	5,593,991
CTS Eventim AG	31,265	2,757,679
Daimler Truck Holding AG	268,577	10,388,455
Deutsche Bank AG	951,477	14,865,269
Deutsche Borse AG	95,432	19,541,471
Deutsche Lufthansa AG (a)	300,120	1,880,788
Deutsche Telekom AG	1,628,035	42,585,315
DHL Group	497,861	22,207,359
E.ON SE	1,131,266	15,873,213
Evonik Industries AG	128,624	2,612,150
Fresenius Medical Care AG & Co. KGaA	103,121	3,979,219
Fresenius SE & Co. KGaA (b)	212,171	7,621,156
GEA Group AG	77,860	3,441,341
Hannover Reuck SE	30,271	7,525,153
HeidelbergCement AG	68,532	7,155,802
Henkel AG & Co. KGaA	52,088	4,035,929
Infineon Technologies AG	655,704	22,777,954
Knorr-Bremse AG	36,400	2,927,137
LEG Immobilien AG	37,186	3,254,174
Mercedes-Benz Group AG (Germany)	403,028	26,641,957
Merck KGaA	64,883	11,642,414
MTU Aero Engines AG	27,038	7,657,833
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	68,521	33,785,862
Nemetschek SE	28,974	2,770,401
Puma AG	52,923	2,628,965
Rational AG	2,566	2,248,025
Rheinmetall AG	21,869	11,923,800
RWE AG	317,851	11,864,362
SAP SE	524,360	110,860,358
Scout24 AG (c)	37,669	2,984,165
Siemens AG	381,626	69,874,617
Siemens Energy AG (b)	301,012	8,766,477
Siemens Healthineers AG (c)	141,703	7,611,161
Symrise AG	66,680	8,425,197
Talanx AG	32,344	2,459,052
Volkswagen AG	14,557	1,717,567
Vonovia SE	368,147	11,319,314
Zalando SE (b)(c)	112,527	2,887,459
TOTAL GERMANY		692,518,047
Hong Kong - 1.6%
AIA Group Ltd.	5,642,400	37,741,229
CK Asset Holdings Ltd.	972,925	3,723,412
CK Infrastructure Holdings Ltd.	321,000	2,142,643
CLP Holdings Ltd.	829,000	7,114,994
Futu Holdings Ltd. ADR (b)	28,099	1,778,105
Hang Seng Bank Ltd.	383,200	4,701,194
Henderson Land Development Co. Ltd.	727,021	2,042,074
HKT Trust/HKT Ltd. unit	1,895,000	2,294,515
Hong Kong & China Gas Co. Ltd.	5,635,074	4,594,408
Hong Kong Exchanges and Clearing Ltd.	604,660	17,835,682
Hongkong Land Holdings Ltd.	552,620	1,784,963
Jardine Matheson Holdings Ltd.	79,161	2,786,467
Link (REIT)	1,281,396	5,412,374
MTR Corp. Ltd.	777,190	2,516,739
Power Assets Holdings Ltd.	702,500	4,477,815
Prudential PLC	1,380,511	12,458,272
Sino Land Ltd.	1,947,661	2,014,259
Sun Hung Kai Properties Ltd.	727,000	6,294,747
Swire Pacific Ltd. (A Shares)	212,000	1,827,528
Swire Properties Ltd.	584,200	924,210
Techtronic Industries Co. Ltd.	690,500	8,846,842
WH Group Ltd. (c)	4,174,500	2,714,305
Wharf Real Estate Investment Co. Ltd.	837,000	2,059,062
TOTAL HONG KONG		138,085,839
Ireland - 0.4%
AerCap Holdings NV	102,764	9,654,678
AIB Group PLC	853,600	4,896,186
Bank of Ireland Group PLC	521,999	5,917,678
Kerry Group PLC Class A	78,536	7,343,619
Kingspan Group PLC (Ireland)	78,159	7,308,367
TOTAL IRELAND		35,120,528
Israel - 0.6%
Azrieli Group	21,327	1,309,384
Bank Hapoalim BM (Reg.)	637,304	5,856,508
Bank Leumi le-Israel BM	764,203	6,598,134
Check Point Software Technologies Ltd. (b)	45,366	8,322,393
Elbit Systems Ltd. (Israel)	13,419	2,398,481
Global-e Online Ltd. (a)(b)	50,123	1,720,221
Icl Group Ltd.	388,364	1,630,340
Israel Discount Bank Ltd. (Class A)	620,192	3,171,175
Mizrahi Tefahot Bank Ltd.	77,631	2,805,099
NICE Ltd. (b)	31,570	5,728,764
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	562,502	9,804,410
Wix.com Ltd. (b)	26,503	4,132,480
TOTAL ISRAEL		53,477,389
Italy - 2.5%
Amplifon SpA	62,540	1,989,907
Banco BPM SpA	645,763	4,472,813
Coca-Cola HBC AG	110,160	4,021,900
Davide Campari Milano NV	309,163	2,790,494
DiaSorin SpA	11,232	1,227,739
Enel SpA	4,095,650	29,239,570
Eni SpA	1,072,237	17,155,579
Ferrari NV (Italy)	63,305	26,061,903
FinecoBank SpA	306,377	5,205,751
Generali	512,522	13,273,419
Infrastrutture Wireless Italiane SpA (c)	168,707	1,876,955
Intesa Sanpaolo SpA	7,342,479	29,816,588
Leonardo SpA	203,135	4,838,741
Mediobanca SpA	255,480	4,146,016
Moncler SpA	110,290	6,574,423
Nexi SpA (b)(c)	296,007	1,818,327
Poste Italiane SpA (c)	229,622	3,110,083
Prysmian SpA	131,966	9,074,796
Recordati SpA	52,445	2,857,796
Snam SpA	1,018,221	4,865,697
Telecom Italia SpA (a)(b)	4,992,904	1,224,989
Terna - Rete Elettrica Nazionale	717,931	5,974,983
UniCredit SpA	759,957	31,215,009
TOTAL ITALY		212,833,478
Japan - 23.0%
Advantest Corp.	384,700	17,027,354
AEON Co. Ltd.	328,400	7,492,971
AGC, Inc.	98,130	3,512,050
Aisin Seiki Co. Ltd.	88,790	3,052,425
Ajinomoto Co., Inc.	235,700	9,707,369
Ana Holdings, Inc.	80,500	1,539,783
Asahi Group Holdings	241,900	8,905,114
Asahi Kasei Corp.	629,700	4,540,933
Asics Corp.	343,227	5,670,617
Astellas Pharma, Inc.	908,700	10,539,065
Bandai Namco Holdings, Inc.	300,800	6,392,231
Bridgestone Corp.	286,700	11,689,804
Brother Industries Ltd.	116,200	2,414,676
Canon, Inc.	502,200	15,719,714
Capcom Co. Ltd.	174,000	3,719,155
Central Japan Railway Co.	388,000	9,147,856
Chiba Bank Ltd.	265,300	2,485,191
Chubu Electric Power Co., Inc.	325,360	4,102,308
Chugai Pharmaceutical Co. Ltd.	337,300	14,720,618
Concordia Financial Group Ltd.	526,400	3,317,644
Dai Nippon Printing Co. Ltd.	104,420	3,435,231
Dai-ichi Mutual Life Insurance Co.	454,400	13,854,798
Daifuku Co. Ltd.	152,600	2,792,140
Daiichi Sankyo Co. Ltd.	928,700	37,823,807
Daikin Industries Ltd.	132,500	19,213,386
Daito Trust Construction Co. Ltd.	29,400	3,559,087
Daiwa House Industry Co. Ltd.	281,600	7,974,456
Daiwa Securities Group, Inc.	669,500	5,527,460
DENSO Corp.	949,700	15,574,143
Dentsu Group, Inc.	101,600	2,686,631
Disco Corp.	46,200	15,449,134
East Japan Railway Co.	455,600	8,680,732
Eisai Co. Ltd.	126,500	4,824,199
ENEOS Holdings, Inc.	1,446,000	7,576,377
FANUC Corp.	478,600	14,188,947
Fast Retailing Co. Ltd.	87,900	24,229,539
Fuji Electric Co. Ltd.	63,700	3,582,927
FUJIFILM Holdings Corp.	562,100	13,364,453
Fujitsu Ltd.	883,900	16,051,778
Hamamatsu Photonics K.K.	70,400	2,043,788
Hankyu Hanshin Holdings, Inc.	114,900	3,301,923
Hikari Tsushin, Inc.	9,000	1,694,803
Hitachi Construction Machinery Co. Ltd.	54,000	1,344,985
Hitachi Ltd.	2,327,800	50,296,036
Honda Motor Co. Ltd.	2,254,000	24,083,036
Hoshizaki Corp.	54,500	1,726,988
Hoya Corp.	176,200	22,078,003
Hulic Co. Ltd.	192,800	1,893,830
Ibiden Co. Ltd.	56,600	2,207,629
Idemitsu Kosan Co. Ltd.	453,415	2,986,337
INPEX Corp.	473,900	7,317,725
Isuzu Motors Ltd.	292,900	3,962,095
Itochu Corp.	596,900	30,611,096
Japan Airlines Co. Ltd.	72,800	1,179,570
Japan Exchange Group, Inc.	249,100	5,848,475
Japan Post Bank Co. Ltd.	726,200	7,637,449
Japan Post Holdings Co. Ltd.	1,046,500	11,082,924
Japan Post Insurance Co. Ltd.	96,100	2,009,821
Japan Real Estate Investment Corp.	644	2,235,439
Japan Tobacco, Inc.	603,200	17,749,270
JFE Holdings, Inc.	289,200	4,236,308
Kajima Corp.	212,200	4,100,451
Kansai Electric Power Co., Inc.	354,200	6,062,415
Kao Corp.	234,000	10,246,786
Kawasaki Kisen Kaisha Ltd.	197,200	3,030,010
KDDI Corp.	751,800	22,621,673
Keisei Electric Railway Co.	64,900	1,941,099
Keyence Corp.	97,700	42,720,340
Kikkoman Corp.	340,700	4,263,503
Kintetsu Group Holdings Co. Ltd.	90,900	2,115,266
Kirin Holdings Co. Ltd.	390,200	5,516,483
Kobe Bussan Co. Ltd.	75,500	1,994,787
Koito Manufacturing Co. Ltd.	100,400	1,504,944
Komatsu Ltd.	464,600	13,207,451
Konami Group Corp.	50,400	3,792,077
Kubota Corp.	502,300	7,221,525
Kyocera Corp.	645,100	8,125,013
Kyowa Kirin Co., Ltd.	135,600	2,860,157
Lasertec Corp.	40,200	7,132,817
LY Corp.	1,343,100	3,360,322
M3, Inc.	221,600	2,069,136
Makita Corp.	112,420	3,705,684
Marubeni Corp.	715,400	13,463,670
MatsukiyoCocokara & Co.	172,300	2,818,472
Mazda Motor Corp.	285,300	2,460,831
McDonald's Holdings Co. (Japan) Ltd. (a)	43,200	1,790,808
Meiji Holdings Co. Ltd.	117,800	2,974,965
Minebea Mitsumi, Inc.	182,210	4,382,939
Mitsubishi Chemical Group Corp.	680,800	4,020,972
Mitsubishi Corp.	1,678,800	34,670,668
Mitsubishi Electric Corp.	970,400	16,168,589
Mitsubishi Estate Co. Ltd.	565,200	9,633,235
Mitsubishi HC Capital, Inc.	404,300	2,943,087
Mitsubishi Heavy Industries Ltd.	1,609,300	19,289,205
Mitsubishi UFJ Financial Group, Inc.	5,575,600	64,400,147
Mitsui & Co. Ltd.	1,292,000	29,979,423
Mitsui Chemicals, Inc.	85,600	2,474,869
Mitsui Fudosan Co. Ltd.	1,340,700	13,889,465
Mitsui OSK Lines Ltd.	172,600	5,482,323
Mizuho Financial Group, Inc.	1,211,220	27,688,664
MonotaRO Co. Ltd.	125,800	1,778,347
MS&AD Insurance Group Holdings, Inc.	646,000	15,229,158
Murata Manufacturing Co. Ltd.	865,500	19,255,627
NEC Corp.	123,300	10,672,192
Nexon Co. Ltd.	168,810	3,635,951
Nidec Corp.	209,600	9,220,452
Nintendo Co. Ltd.	521,700	28,828,310
Nippon Building Fund, Inc.	770	2,976,069
Nippon Express Holdings, Inc.	36,400	1,801,104
Nippon Paint Holdings Co. Ltd.	476,100	3,044,014
Nippon Prologis REIT, Inc.	1,142	1,883,703
Nippon Sanso Holdings Corp.	86,900	2,883,035
Nippon Steel Corp.	429,700	9,329,818
Nippon Telegraph & Telephone Corp.	15,008,700	15,994,971
Nippon Yusen KK	230,300	7,421,165
Nissan Chemical Corp.	62,700	2,023,075
Nissan Motor Co. Ltd.	1,178,000	3,739,121
Nissin Food Holdings Co. Ltd.	100,700	3,006,783
Nitori Holdings Co. Ltd.	40,200	4,916,279
Nitto Denko Corp.	72,100	6,260,698
Nomura Holdings, Inc.	1,508,700	9,302,058
Nomura Real Estate Holdings, Inc.	55,200	1,562,720
Nomura Real Estate Master Fund, Inc.	2,014	1,985,700
Nomura Research Institute Ltd.	189,520	5,908,070
NTT Data Corp.	316,700	4,932,418
Obayashi Corp.	325,900	4,278,849
OBIC Co. Ltd.	32,500	4,946,430
Olympus Corp.	579,700	10,007,995
OMRON Corp.	88,100	3,267,970
Ono Pharmaceutical Co. Ltd.	187,500	2,766,063
Oracle Corp. Japan	19,300	1,575,642
Oriental Land Co. Ltd.	547,900	15,686,119
ORIX Corp.	579,500	14,017,903
Osaka Gas Co. Ltd.	185,430	4,197,052
Otsuka Corp.	114,400	2,543,750
Otsuka Holdings Co. Ltd.	210,100	10,708,441
Pan Pacific International Holdings Ltd.	191,300	5,032,631
Panasonic Holdings Corp.	1,171,100	9,592,698
Rakuten Group, Inc. (b)	753,300	4,419,369
Recruit Holdings Co. Ltd.	745,600	42,755,158
Renesas Electronics Corp.	751,500	12,943,740
Resona Holdings, Inc.	1,058,120	7,587,716
Ricoh Co. Ltd.	275,000	2,560,061
ROHM Co. Ltd.	165,600	2,265,041
SBI Holdings, Inc. Japan	136,400	3,590,169
Screen Holdings Co. Ltd.	40,800	3,457,383
SCSK Corp.	78,200	1,541,762
Secom Co. Ltd.	105,400	6,730,080
Seiko Epson Corp.	144,800	2,506,549
Sekisui Chemical Co. Ltd.	191,500	2,906,280
Sekisui House Ltd.	299,600	7,506,882
Seven & i Holdings Co. Ltd.	1,124,100	13,460,826
SG Holdings Co. Ltd.	160,700	1,634,301
Shimadzu Corp.	119,000	3,541,284
SHIMANO, Inc.	38,300	6,833,944
Shin-Etsu Chemical Co. Ltd.	904,600	40,191,999
Shionogi & Co. Ltd.	126,500	5,564,619
Shiseido Co. Ltd.	200,900	6,278,414
Shizuoka Financial Group	219,600	2,193,429
SMC Corp.	28,800	14,013,088
SoftBank Corp.	1,433,600	18,700,966
SoftBank Group Corp.	516,700	31,576,791
Sompo Holdings, Inc.	447,500	10,203,858
Sony Group Corp.	627,000	55,689,287
Subaru Corp.	302,800	5,821,784
Sumco Corp.	175,800	2,890,221
Sumitomo Corp.	521,900	12,967,931
Sumitomo Electric Industries Ltd.	358,400	5,421,545
Sumitomo Metal Mining Co. Ltd.	124,130	3,785,232
Sumitomo Mitsui Financial Group, Inc.	628,400	45,378,604
Sumitomo Mitsui Trust Holdings, Inc.	328,800	8,311,027
Sumitomo Realty & Development Co. Ltd.	143,500	4,743,069
Suntory Beverage & Food Ltd.	69,800	2,526,322
Suzuki Motor Corp.	789,000	9,067,333
Sysmex Corp.	252,800	4,138,657
T&D Holdings, Inc.	245,700	4,605,830
Taisei Corp.	83,500	3,546,358
Takeda Pharmaceutical Co. Ltd.	794,803	22,313,529
TDK Corp.	195,200	13,617,606
Terumo Corp.	673,700	12,078,339
TIS, Inc.	106,600	2,298,441
Toho Co. Ltd.	56,070	2,013,600
Tokio Marine Holdings, Inc.	943,600	37,020,393
Tokyo Electric Power Co., Inc. (b)	767,500	3,844,224
Tokyo Electron Ltd.	236,800	49,549,807
Tokyo Gas Co. Ltd.	181,200	3,970,024
Tokyu Corp.	250,800	3,038,539
Toppan Holdings, Inc.	115,500	3,267,051
Toray Industries, Inc.	695,900	3,618,024
Toto Ltd.	71,000	1,954,999
Toyota Industries Corp.	73,670	6,309,443
Toyota Motor Corp.	5,325,150	102,300,174
Toyota Tsusho Corp.	319,920	6,396,167
Trend Micro, Inc.	67,200	3,221,063
Unicharm Corp.	202,800	6,793,925
West Japan Railway Co.	220,200	4,335,086
Yakult Honsha Co. Ltd.	128,900	2,655,355
Yamaha Motor Co. Ltd.	448,500	4,176,425
Yamato Holdings Co. Ltd.	126,700	1,538,783
Yaskawa Electric Corp.	120,500	4,193,860
Yokogawa Electric Corp.	114,600	2,900,784
Zensho Holdings Co. Ltd.	48,400	1,973,090
ZOZO, Inc.	67,800	1,984,841
TOTAL JAPAN		1,987,170,766
Jordan - 0.0%
Hikma Pharmaceuticals PLC	83,322	2,039,462
Korea (South) - 0.0%
Delivery Hero AG (a)(b)(c)	96,283	2,142,123
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	235,572	5,338,607
Eurofins Scientific SA	67,788	4,023,258
TOTAL LUXEMBOURG		9,361,865
Macau - 0.1%
Galaxy Entertainment Group Ltd.	1,096,000	4,608,254
Sands China Ltd. (b)	1,216,000	2,281,697
TOTAL MACAU		6,889,951
Netherlands - 4.5%
ABN AMRO Bank NV GDR (Bearer) (c)	216,538	3,776,522
Adyen BV (b)(c)	10,910	13,345,541
AEGON NV	681,391	4,409,455
Akzo Nobel NV	85,533	5,288,698
Argenx SE (b)	29,840	15,256,785
ASM International NV (Netherlands)	23,573	16,164,327
ASML Holding NV (Netherlands)	200,640	184,679,816
ASR Nederland NV	79,256	3,977,378
BE Semiconductor Industries NV	38,699	4,990,239
Euronext NV (c)	40,244	4,072,305
EXOR NV	49,913	5,110,135
Heineken Holding NV	65,023	4,792,275
Heineken NV (Bearer)	144,593	12,834,963
IMCD NV	28,560	4,110,905
ING Groep NV (Certificaten Van Aandelen)	1,658,249	30,098,793
JDE Peet's BV	60,916	1,336,986
Koninklijke Ahold Delhaize NV	473,941	15,268,106
Koninklijke KPN NV	1,978,565	7,795,913
Koninklijke Philips Electronics NV	403,656	11,338,571
NN Group NV	140,110	7,026,722
OCI NV	52,810	1,271,668
Randstad NV	54,329	2,643,538
Universal Music Group NV	412,989	9,839,253
Wolters Kluwer NV	124,783	20,945,697
TOTAL NETHERLANDS		390,374,591
New Zealand - 0.3%
Auckland International Airport Ltd.	666,109	2,965,332
Fisher & Paykel Healthcare Corp.	295,724	5,693,604
Mercury Nz Ltd.	354,313	1,450,781
Meridian Energy Ltd.	650,926	2,518,091
Spark New Zealand Ltd.	905,699	2,327,632
Xero Ltd. (b)	72,667	6,566,394
TOTAL NEW ZEALAND		21,521,834
Norway - 0.6%
Aker BP ASA	158,569	3,849,919
DNB Bank ASA	426,089	8,806,396
Equinor ASA	452,464	11,981,335
Gjensidige Forsikring ASA	100,466	1,699,817
Kongsberg Gruppen ASA	44,149	4,434,889
Mowi ASA	233,695	3,945,394
Norsk Hydro ASA	666,344	3,696,114
Orkla ASA	351,873	2,970,277
Salmar ASA	33,109	1,905,711
Telenor ASA	315,822	3,763,025
TOTAL NORWAY		47,052,877
Poland - 0.0%
InPost SA (b)	100,391	1,736,198
Portugal - 0.2%
Energias de Portugal SA	1,592,544	6,549,417
Galp Energia SGPS SA	233,502	4,916,425
Jeronimo Martins SGPS SA	142,800	2,495,907
TOTAL PORTUGAL		13,961,749
Singapore - 1.5%
CapitaLand Ascendas REIT	1,878,789	3,823,076
CapitaLand Integrated Commercial Trust	2,708,527	4,214,660
CapitaLand Investment Ltd.	1,309,065	2,644,180
DBS Group Holdings Ltd.	1,000,605	27,389,943
Genting Singapore Ltd.	3,029,600	1,926,506
Grab Holdings Ltd. (b)	1,055,630	3,483,579
Keppel Ltd.	731,100	3,631,708
Oversea-Chinese Banking Corp. Ltd.	1,700,464	18,891,217
Sea Ltd. ADR Class A (b)	183,900	12,082,230
Sembcorp Industries Ltd.	455,900	1,626,874
Singapore Airlines Ltd. (a)	748,790	3,904,441
Singapore Exchange Ltd.	431,500	3,179,678
Singapore Technologies Engineering Ltd.	785,400	2,597,043
Singapore Telecommunications Ltd.	4,148,900	9,559,820
STMicroelectronics NV (France)	339,974	11,258,868
United Overseas Bank Ltd.	634,972	15,367,206
TOTAL SINGAPORE		125,581,029
South Africa - 0.2%
Anglo American PLC (United Kingdom)	638,064	19,343,752
Spain - 2.6%
Acciona SA	12,866	1,663,945
ACS Actividades de Construccion y Servicios SA	111,589	4,982,855
Aena SME SA (c)	38,112	7,222,299
Amadeus IT Holding SA Class A	226,783	14,907,777
Banco Bilbao Vizcaya Argentaria SA	2,934,067	30,752,593
Banco de Sabadell SA	2,739,414	5,787,155
Banco Santander SA (Spain)	7,959,955	38,400,023
CaixaBank SA	1,891,020	11,028,885
Cellnex Telecom SA (c)	249,539	8,703,106
EDP Renovaveis SA	158,365	2,457,740
Endesa SA	165,681	3,209,618
Grifols SA (a)(b)	150,141	1,510,833
Iberdrola SA	2,987,946	39,465,393
Industria de Diseno Textil SA	549,073	26,678,840
Redeia Corp. SA	213,484	3,782,175
Repsol SA	614,426	8,763,515
Telefonica SA (a)	2,331,655	10,560,625
TOTAL SPAIN		219,877,377
Sweden - 3.1%
Alfa Laval AB	145,291	6,417,159
ASSA ABLOY AB (B Shares)	503,410	15,331,003
Atlas Copco AB:
(A Shares)	1,360,404	24,212,006
(B Shares)	770,887	12,060,856
Beijer Ref AB (B Shares)	181,087	2,874,612
Boliden AB	137,394	4,190,124
Epiroc AB:
(A Shares)	331,586	6,189,181
(B Shares)	195,181	3,278,775
EQT AB	187,599	6,076,840
Essity AB (B Shares)	306,236	8,615,854
Evolution AB (c)	92,358	8,946,652
Fastighets AB Balder (b)	332,697	2,448,659
Getinge AB (B Shares)	114,820	2,239,747
H&M Hennes & Mauritz AB (B Shares)	288,217	4,474,291
Hexagon AB (B Shares)	1,043,190	10,624,312
Holmen AB (B Shares)	38,373	1,507,802
Husqvarna AB (B Shares)	176,029	1,189,394
Industrivarden AB:
(A Shares)	62,997	2,158,882
(C Shares)	77,650	2,631,306
Indutrade AB	137,195	4,027,762
Investment AB Latour (B Shares)	74,284	2,180,131
Investor AB (B Shares)	869,370	24,662,403
L E Lundbergforetagen AB (B Shares)	37,994	1,919,355
Lifco AB (B Shares)	117,034	3,470,847
Nibe Industrier AB (B Shares) (a)	760,629	3,338,921
Saab AB (B Shares)	160,821	3,713,523
Sagax AB	110,376	2,725,079
Sandvik AB	535,542	10,963,522
Securitas AB (B Shares)	246,689	2,651,356
Skandinaviska Enskilda Banken AB (A Shares)	796,666	12,274,483
Skanska AB (B Shares)	170,766	3,334,252
SKF AB (B Shares)	171,051	3,177,697
Svenska Cellulosa AB SCA (B Shares)	304,568	4,140,842
Svenska Handelsbanken AB (A Shares)	732,236	7,391,096
Swedbank AB (A Shares)	426,134	9,072,438
Swedish Orphan Biovitrum AB (b)	97,761	2,554,208
Tele2 AB (B Shares)	269,256	2,770,703
Telefonaktiebolaget LM Ericsson (B Shares)	1,392,027	9,571,385
Telia Co. AB	1,184,164	3,442,183
Trelleborg AB (B Shares)	108,046	4,013,437
Volvo AB:
(A Shares)	100,613	2,613,691
(B Shares)	797,639	20,355,838
Volvo Car AB (b)	373,844	1,058,780
TOTAL SWEDEN		270,891,387
Switzerland - 6.2%
ABB Ltd. (Reg.)	803,415	44,594,861
Adecco SA (Reg.)	84,442	2,882,236
Avolta AG	45,836	1,729,458
Bachem Holding AG (B Shares) (a)	16,933	1,524,983
Baloise Holdings AG	22,964	4,120,570
Banque Cantonale Vaudoise	15,042	1,600,596
Barry Callebaut AG	1,791	2,887,229
BKW AG	10,756	1,945,945
Chocoladefabriken Lindt & Spruengli AG	488	6,121,196
Chocoladefabriken Lindt & Spruengli AG	54	6,681,173
Clariant AG (Reg.)	108,236	1,611,671
Compagnie Financiere Richemont SA Series A	269,899	41,168,065
DSM-Firmenich AG	93,369	11,928,787
Ems-Chemie Holding AG	3,526	2,946,535
Geberit AG (Reg.)	16,779	10,712,562
Givaudan SA	4,637	22,753,129
Helvetia Holding AG (Reg.)	18,607	2,781,246
Julius Baer Group Ltd.	103,456	5,661,904
Kuehne & Nagel International AG	24,245	7,526,930
Logitech International SA (Reg.)	78,176	7,052,094
Lonza Group AG	37,391	25,022,470
Novartis AG	989,734	110,481,876
Partners Group Holding AG	11,399	15,382,644
Sandoz Group AG	205,532	8,914,592
Schindler Holding AG:
(participation certificate)	20,668	5,533,443
(Reg.)	11,581	3,041,208
SGS SA (Reg.)	75,283	8,242,320
Sig Group AG	153,576	3,228,114
Sika AG	76,561	23,271,404
Sonova Holding AG	25,447	7,807,322
Straumann Holding AG	56,050	7,227,746
Swatch Group AG (Bearer)	14,274	2,939,801
Swatch Group AG (Bearer) (Reg.)	27,521	1,116,203
Swiss Life Holding AG	14,820	11,376,492
Swiss Prime Site AG	38,919	3,904,093
Swisscom AG	13,008	7,973,004
Temenos AG	32,074	2,225,356
UBS Group AG	1,651,511	50,161,530
VAT Group AG (c)	13,555	6,799,506
Zurich Insurance Group Ltd.	73,501	40,462,185
TOTAL SWITZERLAND		533,342,479
United Arab Emirates - 0.0%
NMC Health PLC (b)(e)	55,366	1
United Kingdom - 11.0%
3i Group PLC	488,795	19,664,580
Admiral Group PLC	130,621	4,624,512
Ashtead Group PLC	219,549	15,811,153
Associated British Foods PLC	169,874	5,420,229
AstraZeneca PLC (United Kingdom)	778,428	123,669,544
Auto Trader Group PLC (c)	452,538	4,740,273
Aviva PLC	1,358,254	8,734,009
BAE Systems PLC	1,519,502	25,342,427
Barclays PLC	7,544,404	22,560,080
Barratt Developments PLC	488,974	3,310,210
Berkeley Group Holdings PLC	53,152	3,469,890
British American Tobacco PLC (United Kingdom)	1,008,861	35,795,430
BT Group PLC	3,247,340	5,879,949
Bunzl PLC	169,739	7,109,216
Burberry Group PLC	179,422	1,795,623
Centrica PLC	2,692,349	4,587,753
CK Hutchison Holdings Ltd.	1,343,500	7,018,593
Coca-Cola Europacific Partners PLC	103,646	7,645,965
Compass Group PLC	855,030	26,330,664
Croda International PLC	66,575	3,459,366
DCC PLC (United Kingdom)	49,583	3,416,540
Diageo PLC	1,117,496	34,770,870
Entain PLC	320,424	2,352,069
Flutter Entertainment PLC (b)	89,094	17,609,724
Halma PLC	190,663	6,524,744
Hargreaves Lansdown PLC	178,584	2,536,844
HSBC Holdings PLC (United Kingdom)	9,480,589	86,217,448
Imperial Brands PLC	412,404	11,366,616
Informa PLC	682,878	7,630,479
InterContinental Hotel Group PLC	81,861	8,247,142
Intertek Group PLC	81,025	5,260,165
J Sainsbury PLC	834,619	2,954,889
JD Sports Fashion PLC	1,299,246	2,198,043
Kingfisher PLC	937,696	3,333,633
Land Securities Group PLC	355,192	2,901,802
Legal & General Group PLC	3,001,104	8,939,146
Lloyds Banking Group PLC	31,796,443	24,290,897
London Stock Exchange Group PLC	228,716	27,840,623
M&G PLC	1,131,949	3,089,341
Melrose Industries PLC	658,308	4,982,943
National Grid PLC	2,414,329	30,633,440
NatWest Group PLC	3,284,449	15,583,030
Next PLC	60,674	7,077,671
Pearson PLC	306,768	4,162,222
Persimmon PLC	160,398	3,275,481
Phoenix Group Holdings PLC	351,772	2,473,646
Reckitt Benckiser Group PLC	354,815	19,086,793
RELX PLC (London Stock Exchange)	942,891	44,502,111
Rentokil Initial PLC	1,267,694	7,740,738
Rolls-Royce Holdings PLC (b)	4,225,550	24,466,792
Sage Group PLC	504,459	7,042,789
Schroders PLC	404,675	2,043,463
Segro PLC	638,468	7,516,727
Severn Trent PLC	135,888	4,491,301
Smith & Nephew PLC	439,209	6,330,244
Smiths Group PLC	173,949	3,993,856
Spirax-Sarco Engineering PLC	36,943	4,302,782
SSE PLC	550,790	13,315,220
Standard Chartered PLC (United Kingdom)	1,107,994	10,945,080
Taylor Wimpey PLC	1,775,054	3,636,241
Tesco PLC	3,534,903	15,074,498
Unilever PLC	1,258,233	77,324,345
United Utilities Group PLC	344,496	4,578,227
Vodafone Group PLC	11,556,688	10,814,173
Whitbread PLC	92,453	3,458,621
Wise PLC (b)	308,400	2,840,662
WPP PLC	540,999	5,218,522
TOTAL UNITED KINGDOM		945,362,099
United States of America - 9.2%
Alcon, Inc. (Switzerland)	250,930	23,836,563
BP PLC	8,447,973	49,936,917
CSL Ltd.	242,674	49,151,530
CyberArk Software Ltd. (b)	21,208	5,437,307
Experian PLC	461,275	21,774,669
Ferrovial SE	262,047	10,419,477
GSK PLC	2,081,195	40,414,281
Haleon PLC	3,440,836	15,433,536
Holcim AG	261,703	24,456,252
James Hardie Industries PLC CDI (b)	218,739	7,820,236
Monday.com Ltd. (b)	18,424	4,234,019
Nestle SA (Reg. S)	1,340,766	135,809,746
QIAGEN NV (Germany)	111,023	4,959,984
Roche Holding AG:
(Bearer)	16,189	5,713,873
(participation certificate)	352,663	114,178,036
Sanofi SA	571,624	58,930,167
Schneider Electric SA	273,303	65,875,660
Shell PLC (London)	3,215,507	117,249,876
Stellantis NV (Italy)	1,112,341	18,543,814
Swiss Re Ltd.	151,425	18,709,247
Tenaris SA	237,068	3,761,519
TOTAL UNITED STATES OF AMERICA		796,646,709
TOTAL COMMON STOCKS (Cost $6,722,008,198)		8,503,672,226

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	29,065	2,496,002
Dr. Ing. h.c. F. Porsche AG Series F (c)	57,197	4,306,975
Henkel AG & Co. KGaA	85,121	7,286,866
Porsche Automobil Holding SE (Germany)	76,760	3,431,132
Sartorius AG (non-vtg.)	13,153	3,739,491
Volkswagen AG	103,843	11,589,198

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,332,788)		32,849,664

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (g) (Cost $6,883,886)	6,905,000	6,883,752

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	46,331,105	46,340,371
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	27,950,707	27,953,502
TOTAL MONEY MARKET FUNDS (Cost $74,293,873)		74,293,873

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $6,839,518,745)	8,617,699,515
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,379,719
NET ASSETS - 100.0%	8,624,079,234

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	732	Sep 2024	87,463,020	2,100,308	2,100,308

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,620,187 or 1.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,798,362.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	38,217,789	2,412,878,451	2,404,756,112	5,158,875	243	-	46,340,371	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	21,059,609	123,332,308	116,438,415	139,659	-	-	27,953,502	0.1%
Total	59,277,398	2,536,210,759	2,521,194,527	5,298,534	243	-	74,293,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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